UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

EQUITY TRUST

LEGG MASON PARTNERS

INTERNATIONAL ALL CAP

OPPORTUNITY FUND

FORM N-Q

JULY 31, 2009

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited)	July 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.3%
Australia - 4.1%
645,676	Foster’s Group Ltd.	$2,899,871
1,494,400	Telstra Corp., Ltd.	4,395,587
44,800	Woodside Petroleum Ltd.	1,705,963

	Total Australia	9,001,421

Belgium - 3.2%
173,300	Anheuser-Busch InBev NV	6,896,336
72,800	Anheuser-Busch InBev NV *	312

	Total Belgium	6,896,648

Bermuda - 1.0%
812,900	Yue Yuen Industrial Holdings Ltd.	2,207,927

Brazil - 0.3%
58,300	Cia Brasileira de Meios de Pagamento *	560,050

Canada - 3.9%
10,300	5N Plus Inc. *	61,897
45,600	Agrium Inc.	2,093,718
78,000	Barrick Gold Corp.	2,722,200
42,300	Canadian Natural Resources Ltd.	2,540,432
134,500	Viterra Inc. *	1,131,332

	Total Canada	8,549,579

Cayman Islands - 0.1%
137,000	China Shineway Pharmaceutical Group Ltd.	133,464

China - 1.3%
5,192,000	Shanghai Electric Group Co., Ltd., Class H Shares	2,726,620

Finland - 1.3%
207,900	Nokia Oyj, ADR	2,773,386

France - 10.6%
160,900	AXA	3,401,570
83,024	BNP Paribas SA	6,053,848
153,000	France Telecom SA	3,819,089
26,826	Neopost SA	2,284,946
76,800	Publicis Groupe SA	2,730,486
2,100	Séché Environnement	140,223
82,504	Total SA	4,576,342

	Total France	23,006,504

Germany - 8.8%
61,500	BASF SE	3,082,522
80,300	DaimlerChrysler AG, Registered Shares	3,716,893
27,197	Deutsche Bank AG, Registered Shares	1,759,801
18,600	Linde AG	1,755,838
80,500	MTU Aero Engines Holding AG	2,926,296
90,900	Rhoen-Klinikum AG	2,092,756
34,600	Siemens AG, Registered Shares	2,762,144
64,700	Symrise AG	1,041,311

	Total Germany	19,137,561

Hong Kong - 5.6%
390,000	Cheung Kong Holdings Ltd.	5,032,226
138,800	Jardine Matheson Holdings Ltd.	3,997,440
651,000	Wharf Holdings Ltd.	3,065,980

	Total Hong Kong	12,095,646

India - 1.0%
68,600	ICICI Bank Ltd., ADR	2,150,610

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Ireland - 2.0%
505,647	C&C Group PLC	$1,463,274
98,900	Ryanair Holdings PLC, ADR *	2,799,859

	Total Ireland	4,263,133

Israel - 1.8%
72,700	Teva Pharmaceutical Industries Ltd., ADR	3,877,818

Japan - 14.3%
127,700	Capcom Co., Ltd.	2,582,439
212,600	Denso Corp.	6,271,751
785	Japan Tobacco Inc.	2,270,199
67,100	Makita Corp.	1,664,309
55,600	Nidec Corp.	4,019,843
461	Osaka Securities Exchange Co., Ltd.	2,067,919
170,000	Ricoh Co., Ltd.	2,228,508
76,100	Sumitomo Mitsui Financial Group Inc.	3,252,995
97,500	Tokio Marine Holdings Inc.	2,829,965
268	Top REIT Inc.	1,114,486
44,150	Yamada Denki Co., Ltd.	2,758,647

	Total Japan	31,061,061

Jersey - 1.7%
456,400	Experian PLC	3,765,431

Mexico - 0.9%
108,300	Grupo Televisa SA, ADR	1,959,147

Netherlands - 5.3%
40,000	Akzo Nobel NV	2,195,061
25,300	Nutreco Holding NV	1,087,222
186,771	Royal Dutch Shell PLC, Class A Shares	4,909,673
124,416	Unilever NV, CVA	3,400,013

	Total Netherlands	11,591,969

Norway - 1.1%
417,051	Norsk Hydro ASA *	2,450,258

Singapore - 1.6%
348,000	DBS Group Holdings Ltd.	3,357,014
61,000	Haw Par Corp., Ltd.	216,215

	Total Singapore	3,573,229

South Korea - 2.4%
243,500	LG Display Co., Ltd., ADR	3,518,575
16,900	POSCO, ADR	1,708,083

	Total South Korea	5,226,658

Spain - 2.6%
378,600	Banco Santander Central Hispano SA	5,483,484
8,200	Clinica Baviera SA *	80,190

	Total Spain	5,563,674

Sweden - 0.7%
94,333	AB SKF, Class B Shares	1,414,440

Switzerland - 9.4%
56,800	Credit Suisse Group AG, Registered Shares	2,685,768
25,500	Lonza Group AG, Registered Shares	2,528,511
79,400	Nestle SA, Registered Shares	3,269,674
77,612	Nobel Biocare Holding AG, Registered Shares	1,844,375
50,000	Novartis AG, Registered Shares	2,291,198
18,222	Roche Holding AG	2,874,913
20,800	Transocean Ltd. *	1,657,552

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

SHARES	SECURITY	VALUE
Switzerland - 9.4% (continued)
226,831	UBS AG, Registered Shares *	$3,315,386

	Total Switzerland	20,467,377

United Kingdom - 14.3%
97,300	Amdocs Ltd. *	2,327,416
93,600	Anglo American PLC	3,017,000
333,548	Barclays PLC	1,683,987
145,600	BG Group PLC	2,429,232
64,100	Carnival PLC *	1,867,010
284,100	Halfords Group PLC	1,651,173
496,000	Home Retail Group PLC	2,601,078
568,395	HSBC Holdings PLC	5,750,241
85,900	Intertek Group PLC	1,490,565
72,500	Lonmin PLC *	1,672,145
306,200	Persimmon PLC	2,302,507
2,109,862	Vodafone Group PLC	4,323,553

	Total United Kingdom	31,115,907

	TOTAL COMMON STOCKS (Cost - $203,307,576)	215,569,518

RIGHTS - 0.1%
Belgium - 0.0%
113,900	Fortis, Expires 7/4/14 (a)(b)*	0

Germany - 0.1%
90,900	Rhoen-Klinikum AG, Expires 8/4/09 *	115,199

	TOTAL RIGHTS (Cost - $0)	115,199

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $203,307,576)	215,684,717

FACE AMOUNT
SHORT-TERM INVESTMENT† - 0.9%
Repurchase Agreement - 0.9%
$1,940,000	State Street Bank & Trust Co., repurchase agreement dated 7/31/09, 0.010% due 8/3/09; Proceeds at maturity - $1,940,002; (Fully collateralized by U.S. Treasury Bills, 0.000% due 1/14/10; Market value - $1,982,817) (Cost - $1,940,000)	1,940,000

	TOTAL INVESTMENTS - 100.3% (Cost - $205,247,576#)	217,624,717
	Liabilities in Excess of Other Assets - (0.3)%	(553,599)

	TOTAL NET ASSETS - 100.0%	$217,071,118

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

†	Under the Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

Summary of Investments by Sector **

Financials	24.3%
Consumer Discretionary	13.7
Consumer Staples	10.3
Industrials	10.2
Materials	10.0
Information Technology	9.3
Energy	8.2
Health Care	7.3
Telecommunication Services	5.8
Short-Term Investment	0.9
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of July, 31, 2009 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners International All Cap Opportunity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. FAS 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments:
Common stocks:
Consumer discretionary	$29,730,928	—	—		$29,730,928
Consumer staples	22,418,233	—	—		22,418,233
Energy	17,819,194	—	—		17,819,194
Financials	53,005,280	—	—		53,005,280
Health care	15,723,225	—	—		15,723,225
Industrials	22,239,233	—	—		22,239,233
Information technology	20,357,060	—	—		20,357,060
Materials	21,738,136	—	—		21,738,136
Telecommunication services	12,538,229	—	—		12,538,229
Rights	115,199	—	$0	*	115,199

Total long-term investments	215,684,717	—	0	*	215,684,717
Short-term investment†	—	$1,940,000	—		1,940,000

Total investments	$215,684,717	$1,940,000	$0	*	$217,624,717

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	RIGHTS
Balance as of October 31, 2008	$0	*
Accrued premium/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	0	*[1]
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of July 31, 2009	$0	*

Net unrealized appreciation (depreciation) for investments in securities still held at July 31, 2009	$0	*[1]

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,515,623
Gross unrealized depreciation	(12,138,482)

Net unrealized appreciation	$12,377,141

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2009

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 28, 2009